Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.46%
Communication services: 0.60%
Interactive media & services: 0.09%
Eventbrite Incorporated Class A †	49,260	$ 350,239
Media: 0.51%
TechTarget Incorporated †	29,100	1,888,590
Consumer discretionary: 10.77%
Auto components: 1.42%
Fox Factory Holding Corporation †	56,618	5,277,364
Hotels, restaurants & leisure: 4.75%
First Watch Restaurant Group	69,863	1,171,603
Hilton Grand Vacations Incorporated †	131,900	5,378,882
Papa John's International Incorporated	93,965	7,595,191
Wingstop Incorporated	30,578	3,481,611
		17,627,287
Leisure products: 0.09%
YETI Holdings Incorporated	9,040	333,486
Multiline retail: 0.52%
Ollie's Bargain Outlet Holdings Incorporated †	35,100	1,941,381
Specialty retail: 2.47%
Boot Barn Holdings Incorporated †	25,350	1,688,817
Leslie's Incorporated †	197,114	2,795,077
Lithia Motors Incorporated Class A	17,642	4,682,892
		9,166,786
Textiles, apparel & luxury goods: 1.52%
Crocs Incorporated †	29,675	2,187,048
Deckers Outdoor Corporation †	10,803	3,473,921
		5,660,969
Consumer staples: 4.74%
Beverages: 1.89%
Celsius Holdings Incorporated †	30,185	3,123,846
Duckhorn Portfolio Incorporated †	209,771	3,826,223
MGP Ingredients Incorporated	800	87,568
		7,037,637
Food & staples retailing: 1.82%
The Chef's Warehouse Incorporated †	202,395	6,747,849
Food products: 1.03%
Freshpet Incorporated	40,018	1,741,984
The Simply Good Foods Company †	68,800	2,101,840
		3,843,824
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Energy: 2.52%
Energy equipment & services: 1.05%
Helmerich & Payne Incorporated	91,200	$ 3,898,800
Oil, gas & consumable fuels: 1.47%
Matador Resources Company	46,300	2,759,480
Viper Energy Partners LP	89,100	2,719,332
		5,478,812
Financials: 6.00%
Capital markets: 2.02%
Stifel Financial Corporation	126,366	7,494,767
Insurance: 3.98%
Kinsale Capital Group Incorporated	58,293	14,781,939
Health care: 27.19%
Biotechnology: 7.72%
Arcutis Biotherapeutics Incorporated	201,356	5,426,544
Biohaven Pharmaceutical Holding Company †	41,516	6,200,415
Cytokinetics Incorporated †	50,900	2,695,664
Fate Therapeutics Incorporated †	56,667	1,481,275
Halozyme Therapeutics Incorporated †	175,140	7,133,452
Immunocore Holdings PLC ADR	3,600	190,116
Vericel Corporation †	223,333	5,572,158
		28,699,624
Health care equipment & supplies: 13.20%
Axonics Incorporated †	95,050	6,867,363
Figs Incorporated Class A †	208,403	2,409,139
Inari Medical Incorporated †	43,500	3,016,725
iRhythm Technologies Incorporated †	50,300	7,416,735
Omnicell Incorporated †	18,400	1,882,136
Orthopediatrics Corporation †	93,481	4,588,982
Outset Medical Incorporated †	78,411	1,434,137
Shockwave Medical Incorporated †	48,825	14,494,190
SI-BONE Incorporated †	192,693	3,179,435
Silk Road Medical Incorporated †	33,224	1,323,312
TransMedics Group Incorporated †	46,786	2,434,276
		49,046,430
Health care providers & services: 1.51%
Castle Biosciences Incorporated	96,756	2,805,924
Privia Health Group Incorporated †	70,627	2,810,248
		5,616,172
Health care technology: 2.75%
Evolent Health Incorporated Class A †	103,500	3,803,625
Inspire Medical Systems Incorporated †	33,399	6,395,575
		10,199,200
Life sciences tools & services: 0.16%
Akoya Biosciences Incorporated †	52,846	602,444
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Growth Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Pharmaceuticals: 1.85%
Amylyx Pharmaceuticals Incorporated	121,300	$ 3,061,612
Harmony Biosciences Holdings †	24,600	1,080,186
Pacira Biosciences Incorporated †	52,100	2,734,208
		6,876,006
Industrials: 16.22%
Building products: 2.52%
Zurn Water Solutions Corporation	339,484	9,362,969
Commercial services & supplies: 2.81%
Casella Waste Systems Incorporated Class A †	127,341	10,433,048
Construction & engineering: 0.42%
Construction Partners Incorporated Class A	53,285	1,559,119
Electrical equipment: 3.35%
Array Technologies Incorporated †	78,200	1,634,380
Atkore Incorporated †	10,200	860,982
Regal Rexnord Corporation	59,617	8,202,703
Shoals Technologies Group Class A †	66,100	1,743,057
		12,441,122
Machinery: 1.93%
Chart Industries Incorporated †	15,900	3,082,374
Evoqua Water Technologies Company †	117,100	4,107,868
		7,190,242
Professional services: 2.84%
ASGN Incorporated †	109,101	10,550,067
Road & rail: 0.59%
Saia Incorporated †	10,611	2,194,673
Trading companies & distributors: 1.76%
Applied Industrial Technologies Incorporated	20,100	2,131,002
SiteOne Landscape Supply Incorporated	35,127	4,396,495
		6,527,497
Information technology: 28.42%
Communications equipment: 2.14%
Calix Incorporated †	135,300	7,962,405
Electronic equipment, instruments & components: 2.39%
Novanta Incorporated †	66,305	8,864,315
IT services: 7.03%
BigCommerce Holdings Incorporated Series 1	125,310	2,088,918
DigitalOcean Holdings Incorporated †«	39,650	1,668,869
Endava plc ADR	47,014	4,748,414
EVO Payments Incorporated Class A †	159,917	5,328,434
ExlService Holdings Incorporated †	24,500	4,108,895
Flywire Corporation †	85,100	2,115,586
Perficient Incorporated †	31,600	2,467,960
See accompanying notes to portfolio of investments

Allspring Emerging Growth Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
IT services (continued)
Shift4 Payments Incorporated Class A	77,400	$ 3,505,446
WNS Holdings Limited ADR	1,100	92,675
		26,125,197
Semiconductors & semiconductor equipment: 5.73%
Allegro MicroSystems Incorporated †	218,612	5,098,032
Diodes Incorporated †	91,486	6,511,059
Semtech Corporation †	115,356	5,328,294
Silicon Laboratories Incorporated †	25,074	3,142,524
Sitime Corporation †	11,300	1,202,433
		21,282,342
Software: 11.13%
CyberArk Software Limited †	30,460	4,394,769
EXPENSIFY Incorporated Class A	13,400	242,942
Jamf Holding Corporation †	148,518	3,557,006
Paycor HCM Incorporated †«	167,995	4,977,692
Q2 Holdings Incorporated †	31,405	1,247,407
Rapid7 Incorporated †	114,075	6,559,313
Sprout Social Incorporated Class A †	40,196	2,413,368
SPS Commerce Incorporated †	98,696	12,052,756
Verint Systems Incorporated †	49,300	2,390,557
Workiva Incorporated †	51,920	3,524,849
		41,360,659
Total Common stocks (Cost $261,585,796)		358,423,261

Investment companies: 1.00%
Exchange-traded funds: 1.00%
iShares Russell 2000 Growth ETF «	16,300	3,710,369
Total Investment companies (Cost $3,447,254)		3,710,369

		Yield
Short-term investments: 4.04%
Investment companies: 4.04%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	6,336,202	6,336,202
Securities Lending Cash Investments LLC ♠∩∞		2.39	8,667,800	8,667,800
Total Short-term investments (Cost $15,004,002)				15,004,002
Total investments in securities (Cost $280,037,052)	101.50%			377,137,632
Other assets and liabilities, net	(1.50)			(5,576,434)
Total net assets	100.00%			$371,561,198

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

4  |  Allspring Emerging Growth Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,288,467	$34,319,449	$(34,271,714)	$0	$0	$6,336,202	6,336,202	$28,451
Securities Lending Cash Investments LLC	3,803,495	33,058,770	(28,194,465)	0	0	8,667,800	8,667,800	50,907#
				$0	$0	$15,004,002		$79,358

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Emerging Growth Portfolio  |  5

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

6  |  Allspring Emerging Growth Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,238,829	$0	$0	$2,238,829
Consumer discretionary	40,007,273	0	0	40,007,273
Consumer staples	17,629,310	0	0	17,629,310
Energy	9,377,612	0	0	9,377,612
Financials	22,276,706	0	0	22,276,706
Health care	101,039,876	0	0	101,039,876
Industrials	60,258,737	0	0	60,258,737
Information technology	105,594,918	0	0	105,594,918
Investment companies	3,710,369	0	0	3,710,369
Short-term investments
Investment companies	15,004,002	0	0	15,004,002
Total assets	$377,137,632	$0	$0	$377,137,632
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Emerging Growth Portfolio  |  7